Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	Brookfield Investment Funds
Central Index Key	0001520738
Amendment Flag	false
Document Creation Date	Jul. 16, 2015
Document Effective Date	Jul. 16, 2015
Prospectus Date	Jul. 15, 2015
A, C, Y Prospectus | Brookfield Real Assets Debt Fund | Class A
Prospectus:
Trading Symbol	RACAX
A, C, Y Prospectus | Brookfield Real Assets Debt Fund | Class C
Prospectus:
Trading Symbol	RACCX
A, C, Y Prospectus | Brookfield Real Assets Debt Fund | Class Y
Prospectus:
Trading Symbol	RACYX
Class I Prospectus | Brookfield Real Assets Debt Fund | Class I
Prospectus:
Trading Symbol	RACIX